Reconciliation Tax Computed Applying Statutory Income Tax Rate (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Income Tax Disclosure [Abstract]
Loss before income taxes	$ (154,899)	¥ (1,007,814)	¥ (943,082)	¥ (353,445)
Income tax benefit computed at applicable tax rates (25%)	38,725	251,954	235,770	88,361
Non-deductible expenses	(840)	(5,468)	(16,610)	(19,216)
Research and development expenses	1,828	11,895	7,766	6,871
Effect of tax holidays			1,691	2,743
Preferential rate	(13,844)	(90,076)	(11,060)	6,183
Current and deferred tax rate differences	5,128	33,366	(1,521)	(2,876)
International rate differences	9,073	59,029	(51,392)	(90,773)
Tax exempted income			9,878
Unrecognized tax benefits	(962)	(6,259)	(14,525)	(529)
Deferred tax expense	438	2,851	1,516	(387)
Change in valuation allowance	(26,803)	(174,388)	(158,724)	(36,529)
Prior year provision to return true up	1,116	7,266	8,371	(1,678)
Income tax (expense) benefits	$ 13,859	¥ 90,170	¥ 11,160	¥ (47,830)